Financial income and expense - Summary of financial income and expenses (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)
Spotify Technology S A [Member]
Disclosure of offsetting of financial liabilities [line items]
Pre-tax unrealized gain, net of costs resulted from revaluation of the Spotify shares owned	¥ (45,017)	$ (395)	¥ 51,310	$ 480